SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling and Marketing Expenses, Government Grants, Employee Benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expenses	¥ 183,032,140	¥ 177,824,898	¥ 191,776,905
Government grants	911,566	2,968,735	16,385,038
Employee social benefits included as expenses	¥ 43,792,304	¥ 42,376,447	¥ 42,637,403